Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total attributable to owners of parent	Share capital	Share premium, capital redemption and merger reserves	Other reserves	Retained earnings	In respect of assets held-for-sale	Perpetual hybrid bonds	Non- controlling interests
Balance, beginning at Dec. 31, 2021	£ 67,401	£ 65,416	£ 614	£ 26,622	£ (6,032)	£ 44,212	£ 0	£ 1,685	£ 300
Total comprehensive income/(expense) for the year, net of tax	15,553	15,370			8,521	6,849			183
Profit/(loss) for the year	6,846	6,666			0	6,666			180
Other comprehensive (expense) income for the year	8,707	8,704			8,521	183			3
Other changes in equity
Cash flow hedges reclassified and reported in total assets	(129)	(129)			(129)
Employee share options
value of employee services	81	81			0	81
proceeds from new shares issued	5	5		5
treasury shares used for share option schemes	0	0		1	0	(1)
Dividends and other appropriations
ordinary shares	(4,915)	(4,915)			0	(4,915)
to non-controlling interests	(141)								(141)
Purchase of own shares
held in employee share ownership trusts	(80)	(80)				(80)
share buy-back programme	(2,012)	(2,012)				(2,012)
Perpetual hybrid bonds
coupons paid	(59)	(59)			0	(59)
tax on coupons paid	11	11			0	11
Non-controlling interests – acquisitions	(1)	(1)			0	(1)
Reclassification of equity in respect of assets classified as held-for-sale	0	0			295		(295)
Other movements	(4)	(4)			0	(4)
Balance, ending at Dec. 31, 2022	75,710	73,683	614	26,628	2,655	44,081	(295)	1,685	342
Total comprehensive income/(expense) for the year, net of tax	(17,563)	(17,699)			(3,281)	(14,418)			136
Profit/(loss) for the year	(14,189)	(14,367)			0	(14,367)			178
Other comprehensive (expense) income for the year	(3,374)	(3,332)			(3,281)	(51)			(42)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	27	27			27
Employee share options
value of employee services	71	71			0	71
proceeds from new shares issued	2	2		2
treasury shares used for share option schemes					0
Dividends and other appropriations
ordinary shares	(5,071)	(5,071)			0	(5,071)
to non-controlling interests	(110)								(110)
Purchase of own shares
held in employee share ownership trusts	(110)	(110)				(110)
Perpetual hybrid bonds
coupons paid	(58)	(58)			0	(58)
tax on coupons paid	14	14			0	14
Reclassification of equity in respect of assets classified as held-for-sale	0	0			(295)		295
Other movements	22	22			0	22
Balance, ending at Dec. 31, 2023	52,934	50,881	614	26,630	(894)	24,531	£ 0	1,685	368
Total comprehensive income/(expense) for the year, net of tax	3,124	3,013			(21)	3,034			111
Profit/(loss) for the year	3,181	3,068			0	3,068			113
Other comprehensive (expense) income for the year	(57)	(55)			(21)	(34)			(2)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	13	13			13
Employee share options
value of employee services	70	70			0	70
proceeds from new shares issued	6	6		6
treasury shares used for share option schemes					0
Dividends and other appropriations
ordinary shares	(5,209)	(5,209)			0	(5,209)
to non-controlling interests	(127)								(127)
Purchase of own shares
held in employee share ownership trusts	(94)	(94)				(94)
share buy-back programme	(698)	(698)				(698)
– shares bought back and cancelled	0	0	(7)	7
Treasury shares cancelled	0	0	(22)	22	0
Perpetual hybrid bonds
coupons paid	(56)	(56)			0	(56)
tax on coupons paid	14	14			0	14
Other movements	18	18			0	18
Balance, ending at Dec. 31, 2024	£ 49,995	£ 47,958	£ 585	£ 26,665	£ (902)	£ 21,610		£ 1,685	£ 352